Subsequent Event (Details Narrative)	1 Months Ended
	Feb. 28, 2018 Integer $ / shares shares	Jan. 31, 2018 Integer $ / shares shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 01, 2017 $ / shares	Dec. 31, 2016 shares
Common stock, shares authorized | shares				100,000,000		100,000,000
Common stock issued price per share | $ / shares					$ 0.0001
Subsequent Event [Member] | Private Placement [Member]
Issuance of common stock shares | shares	9,973,000	9,973,000
Common stock price per share | $ / shares	$ 0.01	$ 0.01
Number of individuals | Integer	45	45
Common stock, shares authorized | shares	123,599		123,599
Common stock issued price per share | $ / shares	$ 0.75		$ 0.75